ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Payroll payables	$328,581	$369,880
Other payables	526,218	498,372
Professional fees and others	608,569	614,729
Accrued expenses and other current liabilities	$1,463,368	$1,482,981

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)